Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
OPERATING ACTIVITIES
Loss for the year	$ (8,243)	$ (13,063)	$ (7,128)
Add items not affecting cash / adjustments:
Depreciation	91	122	177
Interest expense	1,650	5,066	5,493
Unrealized foreign exchange (loss)	(645)	(1,058)	128
Loss on fair value of derivatives and other instruments	(12)	(52)	(3,203)
Loss on repayment of debt and Convertible Notes	135	(189)	0
Gain on extension of Sprott Facility	0	348	0
Deferred income tax expense	(7)	55	72
Stock compensation expense	2,164	3,184	1,569
Share of joint venture expenditures	253	343	369
Directors' fees paid in deferred share units	161	152	142
Write-off costs associated with prospecting right closures	223	0	0
Net change in non-cash working capital	(239)	(2,962)	(739)
Net cash flows from (used in) operating activities	(4,469)	(8,054)	(3,120)
FINANCING ACTIVITIES
Proceeds from issuance of equity	25,869	27,949	5,705
Equity issuance costs	(1,555)	(1,546)	(514)
Cash received from option exercises	237	1,485	0
Cash received from warrant exercises	0	0	48
Sprott Facility principal repayments	(9,400)	(10,600)	0
Sprott Facility interest paid	(293)	(1,589)	(2,237)
Convertible note interest paid	(826)	(1,374)	0
Costs associated with repayment of debt and Convertible Notes	(126)	(318)	(40)
Lease payments made	(87)	(91)	(66)
Share unit cash settlement	0	(151)	0
Cash received from Waterberg partners	642	1,829	1,697
Net cash flows from (used in) financing activities	14,461	15,594	4,593
INVESTING ACTIVITIES
Performance bonds	(48)	(43)	(67)
Investment in Lion	(250)	(350)	(350)
Expenditures incurred on Waterberg Project	(3,359)	(2,415)	(4,953)
Net cash flows from (used in) investing activities	(3,657)	(2,808)	(5,370)
Net increase (decrease) in cash	6,335	4,732	(3,897)
Effect of foreign exchange on cash	(64)	19	(345)
Cash, beginning of year	6,059	1,308	5,550
Cash, end of year	$ 12,330	$ 6,059	$ 1,308